Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	60 Months Ended	78 Months Ended
	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Oct. 03, 2023	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018	Mar. 27, 2018
C000199565 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Vontobel U.S. Equity Institutional Fund (Class I Shares/VTUIX)
Account Value	$ 2,280,363	$ 2,280,363	$ 2,280,363					$ 1,817,441	$ 1,440,674	$ 1,710,280	$ 1,411,407	$ 1,243,892	$ 1,116,000	$ 1,000,000
Average Annual Return, Percent	25.47%	12.89%	13.49%
C000245173 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Vontobel Global Environmental Change Fund (Class I Shares/ENVRX)
Account Value	$ 13,280	$ 13,280	$ 13,280	$ 12,309	$ 12,249	$ 11,478	$ 10,000
Average Annual Return, Percent	32.80%
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 2,464,077	$ 2,464,077	$ 2,464,077					$ 1,807,150	$ 1,485,931	$ 1,757,917	$ 1,352,192	$ 1,174,298	$ 1,126,383	$ 1,000,000
Average Annual Return, Percent	36.35%	15.98%	14.85%
MSCI All Country World Index ACWI net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index (ACWI) (net)
Account Value	$ 13,421	$ 13,421	$ 13,421	$ 12,588	$ 12,237	$ 11,310	$ 10,000
Average Annual Return, Percent	34.21%